Organization and Background - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Current assets	$ 37,270	$ 40,358
Cash and cash equivalents	29,759	37,540
Current liabilities	46,025	46,809
Stockholders' equity and member's equity	9,373	9,444	$ 18,977
Accumulated deficit	(32,663)	0
Net Income	1,470	3,546
Cash flows from operations	41,100	$ 31,255
Amount regulates digital financial asset transaction limit per day	1,000
Digital Assets Involved Transaction Amount	$ 5
Digital assets involved transaction, percentage	15.00%
Total Stockholders and Member's Equity [Member]
Product Information [Line Items]
Stockholders' equity and member's equity	$ 9,400